Transactions with Affiliates (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Aug. 05, 2022
Affiliated Entity | Intercompany Liquidity Agreements
Effects of Reinsurance [Line Items]
Due from related party	$ 100,000,000			$ 100,000,000
Related party transaction, rate	3.40%
Due to related party				0
Affiliated Entity | Intercompany Liquidity Agreements | Parent Company
Effects of Reinsurance [Line Items]
Maximum borrowing capacity					$ 1,500,000,000
Maximum lending capacity per individual					500,000,000
Affiliated Entity | Intercompany Liquidity Agreements | Subsidiaries
Effects of Reinsurance [Line Items]
Maximum borrowing capacity					600,000,000
Maximum lending capacity per individual					$ 200,000,000
Affiliated Entity | Investment Management Service Agreement
Effects of Reinsurance [Line Items]
Due to related party		$ 0	$ 0	0
Expenses from transactions with related party			0	1,000,000
Affiliated Entity | Investments Issued | Sixth Street
Effects of Reinsurance [Line Items]
Due from related party		0	$ 0	49,000,000
Related party transaction amount				12,000,000
Limited Liability Company | Insurance Administration Services and Support
Effects of Reinsurance [Line Items]
Related party transaction amount		$ 14,000,000		$ 53,000,000